T. ROWE PRICE Blue Chip Growth Portfolio
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.1%
COMMUNICATION
SERVICES  15.8%
Entertainment  2.9%
Netflix (1) 54,876 51,174
Sea, ADR (1) 75,831 9,895
61,069
Interactive Media &
Services  11.6%
Alphabet, Class A  152,025 23,509
Alphabet, Class C  759,881 118,716
Meta Platforms, Class A  179,022 103,181
245,406
Wireless Telecommunication
Services  1.3%
T-Mobile U.S.  105,697 28,190
28,190
Total Communication Services 334,665
CONSUMER
DISCRETIONARY  16.2%
Automobiles  2.2%
Tesla (1) 180,127 46,682
46,682
Broadline Retail  8.4%
Amazon.com (1) 929,557 176,857
176,857
Hotels, Restaurants &
Leisure  2.3%
Booking Holdings  4,548 20,952
Chipotle Mexican Grill (1) 351,436 17,646
DoorDash, Class A (1) 52,782 9,647
48,245
Specialty Retail  3.1%
Carvana (1) 224,162 46,868
Ross Stores  71,517 9,139
TJX  81,922 9,978
65,985
Textiles, Apparel & Luxury
Goods  0.2%
Lululemon Athletica (1) 11,990 3,394
3,394
Total Consumer Discretionary 341,163
CONSUMER STAPLES  1.2%
Food Products  0.3%
Mondelez International, Class A  80,661 5,473
5,473
Household Products  0.9%
Colgate-Palmolive  99,943 9,365
Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  55,234 9,413
18,778
Total Consumer Staples 24,251
ENERGY  0.2%
Energy Equipment &
Services  0.2%
Schlumberger  114,585 4,790
Total Energy 4,790
FINANCIALS  10.2%
Capital Markets  1.6%
Charles Schwab  99,740 7,807
Goldman Sachs Group  17,470 9,544
Morgan Stanley  80,087 9,344
S&P Global  16,264 8,264
34,959
Financial Services  6.9%
Adyen (EUR) (1) 2,755 4,223
Fiserv (1) 27,764 6,131
Mastercard, Class A  105,363 57,751
Visa, Class A  220,224 77,180
145,285
Insurance  1.7%
Chubb  80,442 24,293
Marsh & McLennan  44,503 10,860
35,153
Total Financials 215,397
HEALTH CARE  8.9%
Health Care Equipment &
Supplies  2.2%
Intuitive Surgical (1) 69,683 34,512
Stryker  33,231 12,370
46,882
Health Care Providers &
Services  1.8%
Elevance Health  14,841 6,455
UnitedHealth Group  62,195 32,575
39,030
Life Sciences Tools &
Services  1.3%
Danaher  67,049 13,745
Thermo Fisher Scientific  27,967 13,916
27,661
Pharmaceuticals  3.6%
AstraZeneca, ADR  8,498 625
Eli Lilly  90,519 74,760
Zoetis  2,405 396
75,781
Total Health Care 189,354

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES  2.7%
Aerospace & Defense  1.2%
General Electric  88,732 17,760
TransDigm Group  4,816 6,662
24,422
Commercial Services &
Supplies  0.3%
Cintas  26,424 5,431
Veralto  17,309 1,687
7,118
Electrical Equipment  0.3%
GE Vernova  18,077 5,519
5,519
Ground Transportation  0.3%
Old Dominion Freight Line  34,722 5,745
5,745
Industrial Conglomerates  0.6%
Roper Technologies  22,701 13,384
13,384
Total Industrials & Business Services 56,188
INFORMATION
TECHNOLOGY  40.3%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  57,028 8,059
8,059
IT Services  0.7%
Shopify, Class A (1) 165,916 15,842
15,842
Semiconductors & Semiconductor
Equipment  14.4%
ASML Holding  26,668 17,671
Broadcom  249,378 41,753
Monolithic Power Systems  15,497 8,988
NVIDIA  2,073,672 224,745
Taiwan Semiconductor
Manufacturing, ADR  55,135 9,152
Texas Instruments  18,415 3,309
305,618
Software  15.5%
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(2)(3) 1,441 2,728
Confluent, Class A (1) 68,340 1,602
Crowdstrike Holdings, Class A (1) 18,193 6,414
Datadog, Class A (1) 24,534 2,434
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(3) 27,971 678
Intuit  23,247 14,273
Microsoft  648,503 243,442
ServiceNow (1) 50,665 40,336
Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 38,492 16,507
328,414
Technology Hardware, Storage &
Peripherals  9.3%
Apple  884,740 196,527
196,527
Total Information Technology 854,460
MATERIALS  0.8%
Chemicals  0.8%
Linde  19,579 9,117
Sherwin-Williams  25,022 8,737
Total Materials 17,854
UTILITIES  0.7%
Electric Utilities  0.7%
Constellation Energy  72,565 14,631
Total Utilities 14,631
Total Miscellaneous Common
Stocks  0.1% (4) 852
Total Common Stocks (Cost
$580,461) 2,053,605
CONVERTIBLE PREFERRED STOCKS  0.2%
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(2)(3) 92 174
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)
(3) 10 19
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(2)(3) 12,546 1,160
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(2)(3) 31,368 2,902
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(2)(3) 4,817 446
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 898
Total Information Technology 5,599
Total Convertible Preferred Stocks
(Cost $4,701) 5,599
CORPORATE BONDS  0.2%
Carvana, 9.00%, 12/1/28, (9.00%
Cash or 12.00% PIK) (5)(6) 837,802 860
Carvana, 9.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (5)(6) 1,475,518 1,560

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 9.00%, 6/1/31, (14.00%
PIK ) (5)(6) 1,885,337 2,090
Total Corporate Bonds (Cost
$3,785) 4,510
EQUITY MUTUAL FUNDS  1.4%
Total Miscellaneous Equity Mutual
Funds  1.4% (4) 30,407
Total Equity Mutual Funds (Cost
$30,488) 30,407
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve
Fund, 4.39% (7)(8) 23,496,528 23,497
Total Short-Term Investments
(Cost $23,497) 23,497
Total Investments in
Securities  100.0%
(Cost $642,932) $ 2,117,618
Other Assets Less Liabilities
(0.0)% (604)
Net Assets 100.0% $ 2,117,014
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,005 and represents 0.4% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,510 and represents 0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ —# $ — $ 114+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 10,461  ¤  ¤ $ 23,497^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $114 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,497.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Blue Chip Growth Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,045,977 $ 4,223 $ 3,406 $ 2,053,606
Convertible Preferred Stocks — — 5,599 5,599
Corporate Bonds — 4,510 — 4,510
Equity Mutual Funds 30,406 — — 30,406
Short-Term Investments 23,497 — — 23,497
Total $ 2,099,880 $ 8,733 $ 9,005 $ 2,117,618

T. Rowe Price Blue Chip Growth Portfolio

events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E307-054Q1 03/25